SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES

The accounting policies and calculation methods applied in the preparation of the unaudited condensed consolidated interim financial statements as of June 30, 2024 are consistent with those applied in the preparation of the annual financial statements as of December 31, 2023 and for the year then ended.

Revenue Recognition

The Company performed certain diagnostics services on a limited basis as an outsourced provider during the three and six months ended June 30, 2024 and 2023, but such activities do not represent its major and ongoing central operations.

The Company recognizes revenue from diagnostic services in the amount that reflects the consideration that it expects to be entitled as the Company performs its obligation under a contract with a customer by processing diagnostic tests on laboratory samples and making the test results available to its customers. Revenue is recorded considering a five-step revenue recognition model that includes identifying the contract with a customer, identifying the performance obligations in the contract, determining the transaction price, allocating the transaction price to the performance obligations, and recognizing revenue when, or as, an entity satisfies a performance obligation. The Company generally has a contract or a purchase order from a customer with the specified required terms, including the number of diagnostic samples to be performed. The Company has not received any advance payments for which there are any remaining performance obligations. Accordingly, no deferred revenue is recorded as of June 30, 2024 or December 31, 2023. The Company has not recorded any contract assets as of June 30, 2024 and December 31, 2023 as the Company has not completed any performance obligations for which it has not been able to bill its customers.

NOTABLE LABS, LTD.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

An allowance for expected credit losses is established, as necessary, based on past experience and other factors which, in management’s judgment, deserve current recognition in estimating bad debts. Such factors include growth and composition of accounts receivable, the relationship of the allowance for expected credit losses to accounts receivable, and current economic conditions. The determination of the collectability of amounts due requires the Company to make judgments regarding future events and trends. Allowances for expected credit losses are determined based on assessing the Company’s portfolio on an individual customer and on an overall basis. This process consists of a review of historical collection experience, current aging status of the customer account, and the financial condition of the Company’s customers. Based on a review of these factors, the Company establishes or adjusts the allowance for specific customers and the accounts receivable portfolio as a whole. At June 30, 2024 and December 31, 2023, an allowance for expected credit losses was not considered necessary as all accounts receivable were deemed collectible.

Cost of Services

Cost of services represents costs directly related to the services performed. Cost of services is primarily comprised of cost of samples and labor.

Use of Estimates

The preparation of the condensed consolidated financial statements in conformity with GAAP generally requires management to make certain estimates and assumptions that affect the reported amounts in the condensed consolidated financial statements and accompanying notes. The Company regularly evaluates estimates and assumptions related to assets and liabilities, and disclosures of contingent assets and liabilities at the dates of the condensed consolidated financial statements and the reported amounts of expenses during the reporting period. Areas where management uses subjective judgments include, but are not limited to, measurement of lease liabilities and right-of-use assets, impairment of long-lived assets, stock-based compensation, accrued research and development costs, SAFEs and warrant liability in the accompanying condensed consolidated financial statements. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ materially from these estimates under different assumptions or conditions.

Segments

The Company operates and manages its business as one reportable operating segment, which is the business of developing predictive medicines that treat various forms of cancer. The Company’s chief executive officer, who is the chief operating decision maker, reviews financial information on an aggregate basis for allocating resources and evaluating financial performance. All of the Company’s long-lived assets are maintained in, and all revenues and losses are attributable to, the United States of America.

Recently Adopted Accounting Pronouncements

As of June 30, 2024, there are no recently adopted accounting standards which the Company expects would have a material effect on the Company’s condensed consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

As of June 30, 2024, there are no recently issued accounting standards not yet adopted which the Company expects would have a material effect on the Company’s condensed consolidated financial statements.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include all adjustments necessary for the fair presentation of the Company’s financial position for the periods presented. Any reference in these notes to applicable accounting guidance is meant to refer to the authoritative GAAP included in the Accounting Standards Codification (“ASC”), and Accounting Standards Update (“ASU”) issued by the Financial Accounting Standards Board (“FASB”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

Notable affected a 1-for-35 reverse stock split immediately following the effective time of the Merger. No fractional shares were issued in connection with the Reverse Stock Split. Each shareholder who did not have a number of shares evenly divisible pursuant to the Reverse Stock Split ratio and who would otherwise be entitled to receive a fractional ordinary share was entitled to receive an additional Notable Ordinary Share. The number of shares on equity related disclosures included in this Annual Report on Form 10-K, including the consolidated financial statements and accompanying notes, were retroactively adjusted to reflect the effects of the Reverse Share Split and the Exchange Ratio.

(b) Principles of Consolidation

The consolidated financial statements include the accounts of Notable Labs, Ltd. and its wholly owned subsidiaries, all of which are denominated in U.S. dollars. All intercompany balances and transactions have been eliminated in consolidation.

(c) Use of Estimates and Judgments

The preparation of the consolidated financial statements in conformity with GAAP generally requires management to make certain estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. The Company regularly evaluates estimates and assumptions related to assets and liabilities, and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of expenses during the reporting period. Areas where management uses subjective judgments include, but are not limited to, measurement of lease liabilities and right-of-use assets, impairment of long-lived assets, stock-based compensation, accrued research and development costs, and redeemable convertible preferred stock warrant liability in the accompanying consolidated financial statements. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ materially from these estimates under different assumptions or conditions.

NOTABLE LABS, LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

(d) Functional and Presentation Currency

1) Functional and presentation currency

The U.S. dollar (“dollar”) is the currency of the primary economic environment in which the operations of the Company are conducted. Accordingly, the functional and presentation currency of the Company and its U.S. subsidiary is the dollar.

2) Transactions and balances

Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in non-dollar currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions and other items in the consolidated statements of operations and comprehensive loss (indicated below), the following exchange rates are used: (i) for transactions - exchange rates at transaction dates or average rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization) - historical exchange rates.

All foreign exchange gains and losses are presented in the consolidated statements of operations and comprehensive loss.

(e) Concentration of Credit Risk and Other Risks and Uncertainties

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents. The Company has significant cash balances at financial institutions which throughout the year regularly exceed the federally insured limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows. The Company has not experienced any losses on its deposits of cash and cash equivalents.

The Company is subject to a number of risks similar to other early stage biopharmaceutical companies, including, but not limited to, the need to obtain adequate additional funding, possible failure of current or future preclinical studies or clinical trials, its reliance on third parties to conduct its clinical trials, the need to obtain regulatory and marketing approvals for its product candidates, competitors developing new technological innovations, the need to successfully commercialize and gain market acceptance of the Company’s product candidates, protection of its proprietary technology, and the need to secure and maintain adequate manufacturing arrangements with third parties. These efforts will require significant amounts of additional capital, adequate personnel infrastructure and extensive compliance and reporting. The Company’s product candidates are still in development and, to date, none of the Company’s product candidates have been approved for sale and, therefore, the Company has not generated any revenue from product sales. There can be no assurance that the Company’s research and development will be successfully completed, that adequate protection for the Company’s intellectual property will be obtained or maintained, that any products developed will obtain necessary government regulatory approval or that any approved products will be commercially viable. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will generate revenue from product sales. The Company operates in an environment of rapid technological change and substantial competition from other pharmaceutical and biotechnology companies. In addition, the Company is dependent upon the services of its employees, consultants and other third parties.

Significant customers are those that represent 10% or more of the Company’s total revenue for each year presented on the consolidated statements of operations and comprehensive loss. One customer represents $181,993, or 98.1% of its accounts receivable as of December 31, 2023 and two customers represent 59.8% and 40.1% of revenues for the year ended December 31, 2023. One customer represents 100% of its immaterial accounts receivable as of December 31, 2022 and 100% of revenues for the year ended December 31, 2022.

NOTABLE LABS, LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

(f) Segments

The Company operates and manages its business as one reportable operating segment, which is the business of developing predictive precision medicines that treat various forms of cancer. The Company’s chief executive officer, who is the chief operating decision maker, reviews financial information on an aggregate basis for allocating resources and evaluating financial performance. All the Company’s long-lived assets are maintained in, and all revenues and losses are attributable to, the United States of America.

(g) Cash and Cash Equivalents

The Company considers all highly liquid investments, which include short-term bank deposits (up to three months from date of deposit) that are not restricted as to withdrawal date or use, to be cash and cash equivalents. Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains bank deposits in federally insured financial institutions and these deposits may exceed federally insured limits. The Company is exposed to credit risk in the event of default by the financial institutions holding its cash and cash equivalents to the extent recorded in the balance sheets. The Company has not experienced any losses on its deposits of cash and cash equivalents.

(h) Deferred Offering Costs

The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with in-process equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are recorded in shareholders’ equity (deficit) as a reduction of additional paid-in capital generated as a result of the offering. Should the in-process equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the consolidated statements of operations and comprehensive loss. No offering costs have been deferred as of December 31, 2023 and 2022.

(i) Property and Equipment, Net

Property and equipment are presented at cost, net of accumulated depreciation. Depreciation is recorded using the straight-line method over the estimated useful life and begins at the time the asset is placed in service. The estimated useful life of each asset category is as follows:

Computer equipment	3 Years

Laboratory equipment	5 Years

Furniture and office equipment	7 Years

Leasehold improvements	Lesser of useful life or remaining lease term

Upon sale or retirement of assets, the cost and related accumulated depreciation are removed from the consolidated balance sheets and the resulting gain or loss is reflected in the consolidated statements of operations and comprehensive loss. Maintenance and repairs are charged to expense as incurred and costs of major replacements or improvements are capitalized.

NOTABLE LABS, LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

(j) Impairment of Long-Lived Assets

The Company evaluates the carrying amount of its long-lived assets, such as property and equipment, whenever events or changes in circumstances indicate that the assets may not be recoverable. The recoverability of assets to be held and used is assessed by comparing the carrying amount to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying amount exceeds the estimated undiscounted future cash flows, an impairment loss is recognized for the excess of the book value of the asset over fair value. There was no impairment of long-lived assets during the years ended December 31, 2023 and 2022.

(k) Revenue Recognition

The Company performed certain diagnostics services on a limited basis as an outsourced provider through the years ended December 31, 2023 and 2022, but such activities do not represent its major and ongoing central operations.

The Company recognizes revenue from diagnostic services in the amount that reflects the consideration that it expects to be entitled as the Company performs its obligation under a contract with a customer by processing diagnostic tests on laboratory samples and making the test results available to its customers. Revenue is recorded considering a five-step revenue recognition model that includes identifying the contract with a customer, identifying the performance obligations in the contract, determining the transaction price, allocating the transaction price to the performance obligations, and recognizing revenue when, or as, an entity satisfies a performance obligation. The Company generally has a contract or a purchase order from a customer with the specified required terms, including the number of diagnostic samples to be performed. The Company has not received any advance payments for which there are any remaining performance obligations. Accordingly, no deferred revenue is recorded as of December 31, 2023 and 2022. The Company has not recorded any contract assets as of December 31, 2023 and 2022 as the Company has not completed any performance obligations for which it has not been able to bill its customers.

An allowance for doubtful accounts is established, as necessary, based on past experience and other factors which, in management’s judgment, deserve current recognition in estimating bad debts. Such factors include growth and composition of accounts receivable, the relationship of the allowance for doubtful accounts to accounts receivable, and current economic conditions. The determination of the collectability of amounts due requires the Company to make judgments regarding future events and trends. Allowances for doubtful accounts are determined based on assessing the Company’s portfolio on an individual customer and on an overall basis. This process consists of a review of historical collection experience, current aging status of the customer account, and the financial condition of the Company’s customers. Based on a review of these factors, the Company establishes or adjusts the allowance for specific customers and the accounts receivable portfolio as a whole. At December 31, 2023 and 2022, an allowance for doubtful accounts was not considered necessary as all accounts receivable were deemed collectible.

(l) Leases

Under ASC 842, Leases, the Company determines if an arrangement is or contains a lease based on the facts and circumstances present in that arrangement. Lease classification, recognition, and measurement are then determined at the lease commencement date.

The Company determines whether leases meet the classification criteria of a finance or operating lease at the lease commencement date considering: (1) whether the lease transfers ownership of the underlying asset to the lessee at the end of the lease term, (2) whether the lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise, (3) whether the lease term is for a major part of the remaining economic life of the underlying asset, (4) whether the present value of the sum of the lease payments and residual value guaranteed by the lessee equals or exceeds substantially all of the fair value of the underlying asset, and (5) whether the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. As of December 31, 2023 and 2022, the Company’s lease population consisted of real estate and laboratory equipment, all but one of which are classified as operating leases. As of December 31, 2023, the Company had one finance lease and as of December 31, 2022, the Company had no finance leases.

The Company leases certain equipment under a finance lease. The economic substance of the lease is a financing transaction for acquisition of equipment. Accordingly, the right-of-use assets for this lease is included in the consolidated balance sheets as a finance lease, right-of-use (“ROU”) asset, net of accumulated depreciation, with a corresponding amount recorded in current portion of financing lease obligations or noncurrent portion of financing lease obligations, as appropriate. The financing lease assets are amortized over the life of the lease or, if shorter, the life of the leased asset, on a straight-line basis and included in depreciation expense. The interest associated with financing lease obligations is included in interest expense.

Real estate lease agreements that include lease and non-lease components are accounted for as a single lease component. The Company has elected to not combine lease and non-lease components for laboratory equipment leases. Lease agreements with a noncancelable term of less than 12 months are not recorded on the Company’s consolidated balance sheets. Lease expense related to such short-term leases is recognized on a straight-line basis over the lease term.

NOTABLE LABS, LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

Operating lease right-of-use assets and operating lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. ROU assets represent the Company’s right to use an underlying asset for the lease term and operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease. In determining the present value of lease payments, the Company uses its incremental borrowing rate based on the information available at the lease commencement date if the rate implicit in the lease is not readily determinable. The Company determines the incremental borrowing rate based on the information available at the lease commencement date, which represents an internally developed rate that would be incurred to borrow, on a collateralized basis, over a similar term, an amount equal to the lease payments in a similar economic environment. Applying different judgments to the same facts and circumstances could result in the estimated amounts to vary.

(m) Redeemable Convertible Preferred Stock

The Company records redeemable convertible preferred stock at fair value on the dates of issuance, unless an exception applies, net of issuance costs. The redeemable convertible preferred stock has been classified outside of shareholders’ equity (deficit) as temporary equity on the accompanying consolidated balance sheets because the shares contain certain redemption features that are not solely within the control of the Company. The redeemable convertible preferred stock is not generally redeemable; however, upon certain change in control events including liquidation, sale or transfer of control of the Company, holders of the redeemable convertible preferred stock may have the right to receive its liquidation preference under the terms of the certificate of incorporation. The carrying values of the redeemable convertible preferred stock are adjusted to their liquidation preferences if and when it becomes probable that such a liquidation event will occur. All of the redeemable convertible preferred stock was converted at the time of the merger.

(n) Redeemable Convertible Preferred Stock Warrant Liabilities

The Company classifies warrants to purchase redeemable convertible preferred stock as liabilities at fair value when the underlying shares are contingently redeemable and adjusts the instruments to fair value at each reporting period. The warrants to purchase redeemable convertible preferred stock are subject to re-measurement at each balance sheet date until exercised or expired, and any change in fair value is recognized as a component of other income (expense), net in the consolidated statements of operations and comprehensive loss. Offering costs associated with the issuance of redeemable convertible preferred stock warrant liabilities are allocated on a relative basis and expensed as incurred.

(o) Research and Development Expenses

Research and development expenses are charged to expense as incurred. Research and development expenses include payroll and personnel costs related to research and development activities, materials costs, external clinical drug product manufacturing costs, outside services costs, repair, maintenance and depreciation costs for research and development equipment, as well as facility costs used for research and development activities. Nonrefundable advance payments for goods or services that will be used or rendered for future research and development activities are capitalized and expensed as the goods are delivered or the related services are performed. The Company continues to evaluate whether it expects the goods to be delivered or services to be rendered and charges to expense any portion of the advance payment that has been capitalized when the entity no longer expects the goods to be delivered or services to be rendered.

(p) Accrued Research and Development Expenses

The Company records accruals for estimated costs of research, preclinical studies, clinical trials, and manufacturing development, within accrued expenses and other current liabilities which are significant components of research and development expenses. Some of the Company’s ongoing research and development activities are conducted by third-party service providers, contract research organizations (“CROs”) and contract development and manufacturing organizations (“CDMOs”). The financial terms of these contracts are subject to negotiations, which vary from contract to contract and may result in payment flows that do not match the periods over which materials or services are provided to the Company under such contracts. The Company accrues the costs incurred under agreements with these third parties based on estimates of actual work completed in accordance with the respective agreements. The Company determines the estimated costs through discussions with internal personnel and external service providers as to the progress, stage of completion or actual timeline (start-date and end-date) of the services and the agreed-upon fees to be paid for such services.

NOTABLE LABS, LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

If the actual timing of the performance of services or the level of effort varies from the estimate, the Company adjusts accrued expenses or prepaid expenses accordingly, which impact research and development expenses. Although the Company does not expect its estimates to be materially different from amounts actually incurred, the Company’s understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and may result in reporting amounts that are too high or too low in any particular period. To date, there have not been any material adjustments to the Company’s prior estimates of research and development expenses.

(q) Stock-Based Compensation Expense

The Company maintains equity incentive plans as a long-term incentive for employees, consultants, and directors. The plans allow for the issuance of incentive stock options (“ISO”), non-statutory stock options (“NSO”), and restricted stock awards.

The Company measures the estimated fair value of the stock-based awards on the date of the grant and recognizes compensation expense for those awards over the requisite service period, which is generally the vesting period of the respective awards. The Company records expense for awards with service-based vesting using the straight-line method. The Company accounts for forfeitures as they occur. For performance-based awards, the Company recognizes share-based compensation expense over the requisite service period using the accelerated attribution method when achievement of the performance criteria becomes probable.

The fair value of each stock award is determined based on the number of shares granted and the value of the ordinary shares on the date of grant. Subsequent to the merger, the Company has an active market for the Company’s ordinary shares and uses the Black-Scholes option-pricing model that requires the use of a number of complex, subjective assumptions including the estimated fair value of the ordinary shares, expected volatility, risk-free interest rate, expected dividend rate, and expected term of the option.

Previous to the merger, there was an absence of an active market for Notable US common and restricted stock that required the Board of Directors (the “Board”) to determine the fair value of its common and restricted stock for purposes of granting stock awards with assistance from management and an independent third-party valuation firm. The fair value of each stock option award was estimated on the date of grant using the Black-Scholes option pricing model. Notable US had been a private company and lacked company-specific historical and implied fair value information, therefore, determining the best estimated fair value of Notable US’ common and restricted stock required significant judgment. The Board considered numerous objective and subjective factors to determine the fair value of Notable US’ common stock options at each meeting in which awards are approved. The factors considered included, but were not limited to (i) the results of contemporaneous independent third-party valuations of Notable US’ common stock and the prices, rights, preferences and privileges of Notable US’ redeemable convertible preferred stock relative to those of its common stock; (ii) the lack of marketability of the Notable US’ common stock; (iii) actual operating and financial results; (iv) current business conditions and projections in relation to Notable US’ stage of development; (v) the likelihood of achieving a liquidity event, such as an initial public offering or sale of Notable US, given prevailing market conditions; (vi) precedent transactions involving Notable US’ shares; and (vii) significant milestones and progress of research and development efforts.

Subsequent to the merger, the Company determines the expected ordinary share volatility using the weighted average historical volatility of the Company’s ordinary shares. Prior to the merger, the Company determined the expected stock volatility using a weighted average of the historical volatility of a group of guideline companies that issued options with substantially similar terms, and expects to continue to do so until such time as the Company has adequate historical data regarding the volatility of its own traded stock price. The expected term of the Company’s stock options has been determined utilizing the simplified method. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. The Company has not paid, and does not anticipate paying, cash dividends on its common stock; therefore, the expected dividend yield is assumed to be zero.

The Company classifies stock-based compensation expense in its consolidated statements of operations and comprehensive loss in the same manner in which the award recipient’s cash compensation costs are classified.

NOTABLE LABS, LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

See Note 12 for the assumptions used by the Company in determining the grant date fair value of stock-based awards granted, as well as a summary of the stock-based award activity under the Company’s equity incentive plans for the year ended December 31, 2023.

(r) Fair Value Measurement

Fair value accounting is applied for all financial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis. Financial instruments such as cash and cash equivalents, accounts payable and accrued liabilities approximate fair value due to their relatively short maturities.

Assets and liabilities recorded at fair value on a recurring basis in the consolidated balance sheets are categorized based on the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

The Company determines the fair value of financial assets and liabilities using the fair value hierarchy that describes three levels of inputs that may be used to measure fair value as follows:

Level 1 –	Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 –	Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3 –	Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

(s) Income Taxes

The Company accounts for income taxes using the liability method, whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance when it is more likely than not that some portion, or all, of the Company’s deferred tax assets will not be realized.

The Company accounts for income tax contingencies using a benefit recognition model. If it considers that a tax position is more likely than not to be sustained upon audit, based solely on the technical merits of the position, it recognizes the benefit. The Company measures the benefit by determining the amount that is greater than 50% likely of being realized upon settlement, presuming that the tax position is examined by the appropriate taxing authority that has full knowledge of all relevant information.

The Company is subject to taxation in the Israel, the United States federal jurisdiction and various state jurisdictions. Due to the Company’s losses incurred, the Company has been subject to the income tax examination by authorities since inception. The Company’s policy is to recognize interest expense and penalties related to income tax matters as a component of income tax expense. As of December 31, 2023, there were no significant accruals for interest related to unrecognized tax benefits or tax penalties.

(t) Net Loss Per Share

Basic net loss per share attributable to ordinary shareholders is calculated by dividing the net loss attributable to ordinary shareholders by the weighted-average number of shares of ordinary shares outstanding during the period, without consideration for potentially dilutive securities.

NOTABLE LABS, LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

Diluted net loss per share attributable to ordinary shareholders is computed by dividing the net loss attributable to ordinary shareholders by the weighted-average number of ordinary shares and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, redeemable convertible preferred stock, stock options, and warrants to purchase redeemable convertible preferred stock are considered to be potentially dilutive securities.

The Company applies the two-class method to calculate its basic and diluted net loss per share as the Company has issued shares that meet the definition of participating securities. The two-class method is an earnings allocation formula that treats a participating security as having rights to earnings that otherwise would have been available to ordinary shareholders. The Company’s participating securities contractually entitle the holders of such shares to participate in dividends, but do not contractually require the holders of such shares to participate in losses of the Company. Accordingly, in periods in which the Company reports a net loss, such losses are not allocated to such participating securities.

Accordingly, in periods in which the Company reports a net loss, diluted net loss per share is the same as basic net loss per share, since dilutive ordinary shares are not assumed to have been issued if their effect is anti-dilutive.

(u) Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded if and when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

(v) Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date. There are no recently issued accounting pronouncements that management believes will have a material impact on the Company’s financial position, results of operations or cash flows.

(w) Recently Adopted Accounting Pronouncements

As of December 31, 2023, there are no recently issued accounting standards not yet adopted which would have a material effect on the Company’s consolidated financial statements.